Events after the Reporting Period - Additional Information (Detail)										6 Months Ended	12 Months Ended
	Sep. 06, 2022 € / shares shares	Sep. 05, 2022 € / shares shares	Aug. 30, 2022 EUR (€) shares € / shares	Jul. 29, 2022 EUR (€) shares TradingDays € / shares	Jul. 27, 2022	Jul. 01, 2022 € / shares shares	Jun. 30, 2022 EUR (€) shares	Apr. 21, 2022 EUR (€) € / shares shares	Jan. 12, 2022 EUR (€)	Jun. 30, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) € / shares shares	Aug. 04, 2022 € / shares	Aug. 04, 2022 USD ($) shares	Jan. 12, 2022 $ / shares shares	Dec. 31, 2021 $ / shares	Oct. 01, 2021 EUR (€)	Dec. 31, 2020 EUR (€) € / shares shares		Sep. 03, 2020	Dec. 31, 2019 EUR (€) € / shares shares	Dec. 31, 2018 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | € / shares								€ 0.12
Number of options converted into shares | shares	60.576	1,000				40,930		100
Issued capital | €							€ 44,631,247			€ 44,631,247	€ 44,480,006					€ 44,429,723	€ 196,059	[1]		€ 168,650	€ 121,800
Percentage of voting equity interests acquired				100.00%
Gains (losses) on change in fair value of derivatives | €										€ 62,350,757	€ (68,953,503)
Issued capital shares | shares							44,631,247			44,631,247	44,480,006
Electromaps, S.L [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired																			100.00%
Price of transaction | €							€ 1,799,435			€ 1,799,435
Gains (losses) on change in fair value of derivatives | €							€ 2,002,315
Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants outstanding | shares											446,465
Sale of Stock, Price Per Share | $ / shares															$ 11.5
Events After The Reporting Period [Member] | AR Electronics Solutions, S.L [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Business consideration paid out in cash				50.00%
Events After The Reporting Period [Member] | Sponsors Fair Market Value [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of Stock, Price Per Share | $ / shares														$ 16.38
Events After The Reporting Period [Member] | Bottom of range [member] | Sponsors Fair Market Value [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of Stock, Price Per Share | $ / shares														11.5
Events After The Reporting Period [Member] | Top of range [member] | Sponsors Fair Market Value [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of Stock, Price Per Share | $ / shares														$ 16.38
Major business combination [member] | Electromaps, S.L [Member]
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | € / shares			€ 0.12
Percentage of remaining voting equity interests acquired					49.00%
Percentage of voting equity interests acquired					100.00%
Payments to acquire business combination | €			€ 150,000	€ 150,000
Number of instruments or interests issued or issuable | shares			163,861
Major business combination [member] | AR Electronics Solutions, S.L [Member]
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | € / shares				€ 0.12
Percentage of remaining voting equity interests acquired				100.00%
Number of instruments or interests issued or issuable | shares				700,777
Cash transferred | €				€ 4,200,000
Consideration transferred, acquisition-date fair value | €				€ 10,499,985.23
Number of earnout payments | TradingDays				3
Earnout liability, Years to be paid				2023, 2024 and 2025
Major business combination [member] | Coil Inc [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired													100.00%
Cash transferred | $													$ 1,080,000
Consideration transferred, acquisition-date fair value | $													3,589,999
Earnout liability | $													$ 2,800,020
Earnout Payments, Shares | shares													304,350
Major business combination [member] | Coil Inc [Member] | January Two Thousand And Twenty Three [Member]
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | € / shares												€ 0.12
Number of instruments or interests issued or issuable | shares													272,826
Major business combination [member] | Top of range [member] | AR Electronics Solutions, S.L [Member]
Disclosure of non-adjusting events after reporting period [line items]
Earnout liability, Amount per earnout payment | €				€ 1,000,000
Issued capital [member]
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | € / shares																	€ 0.5			€ 0.5
Issued capital shares | shares																	392,118			337,300
Issued capital [member] | Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in equity | €									€ 1,787		€ 53,576
Share premium [member] | Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in equity | €									€ 324,607		€ 6,451,099
Class A Ordinary Shares [Member] | Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares											446,465			14,891
Par value per share | € / shares	€ 0.12	€ 0.12				€ 0.12					€ 0.12
Issued capital | €								€ 12
Issued capital shares | shares	7,269	120				4,912
Class A Ordinary Shares [Member] | Events After The Reporting Period [Member] | AR Electronics Solutions, S.L [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of Business consideration paid out in shares				50.00%
Private Warrants [Member] | Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants outstanding | shares														50,000

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.